Accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Escalation of dayrates (in hundredths)	0.00%
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period (in years)	3 years
New Accounting Pronouncement, Early Adoption, Effect | Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Debt issuance cost	$ 7.7	$ 7.9
New Accounting Pronouncement, Early Adoption, Effect | Other Noncurrent Assets [Member]
Property, Plant and Equipment [Line Items]
Debt issuance cost	7.0	15.4
New Accounting Pronouncement, Early Adoption, Effect | Long-Term Debt, Current Maturities
Property, Plant and Equipment [Line Items]
Debt issuance cost	(7.7)	(7.9)
New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Property, Plant and Equipment [Line Items]
Debt issuance cost	$ (7.0)	$ (15.4)